Inventories (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Inventories [Abstract]
Raw materials and consumables		€ 82,900,000	€ 97,700,000
Work in progress		41,000,000	41,700,000
Finished goods and goods for resale		183,000,000	185,600,000
Total inventories		306,900,000	325,000,000
Inventory write-down	€ 3,500,000	€ 7,600,000	€ 6,400,000	€ 0